Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amendment No. 1 to Form S-1- Financials updated to include 1st Quarter information
Document Period End Date	Mar. 31, 2014
Trading Symbol	TCKN
Entity Registrant Name	VICTORY ELECTRONIC CIGARETTES CORP
Entity Central Index Key	0001398702
Entity Filer Category	Smaller Reporting Company